Expense Example - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2025 USD ($)
Fidelity Advisor California Municipal Income Fund - Class A
Expense Example:
1 year	$ 475
3 years	633
5 years	805
10 years	1,305
Fidelity Advisor California Municipal Income Fund - Class C
Expense Example:
1 year	252
3 years	471
5 years	813
10 years	1,582
Fidelity Advisor California Municipal Income Fund - Class M
Expense Example:
1 year	466
3 years	606
5 years	758
10 years	1,201
Fidelity Advisor California Municipal Income Fund - Class I
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	665
Fidelity Advisor California Municipal Income Fund - Class Z
Expense Example:
1 year	41
3 years	128
5 years	224
10 years	$ 505